Fair Value - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets		$ 1,500
Liabilities	$ 2,035	2,975
Short-term Investments | Certificates of Deposit
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets		1,500
Grant Liability
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Liabilities	1,036	936
Derivative Liability
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Liabilities	999	539
Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets		1,500
Liabilities		1,500
Level 2 | Short-term Investments | Certificates of Deposit
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets		1,500
Level 3
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Liabilities	2,035	1,475
Level 3 | Grant Liability
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Liabilities	1,036	936
Level 3 | Derivative Liability
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Liabilities	$ 999	$ 539